UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Federated Bond Portfolio

Annual Report

December 31, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Federated Bond Portfolio

The sub-prime lending crisis emerged in 2007 to dominate the worries of investors. It was a rough period for “Spread Bond” investors. For example, the investment-grade corporate market had one of the worst years in a long time as spreads widened considerably on growing fears of a recession. The crisis spawned a huge flight to quality in the second half of 2007 as investors moved into the comfort of Treasury securities at the expense of corporate bonds, mortgage-backed and asset-backed securities. Even AAA-rated Agency-backed MBS experienced considerable spread widening last year. The Fed moved quickly to ease monetary policy 1% in three steps, and institute a special auction of discount window borrowings to help troubled financial institutions. After rising 5-25 basis points in the first half of 2007, short and intermediate Treasury interest rates fell 150-180 basis points in the second half of the year.

For the 12-month reporting period ending December 31, 2007 the Portfolio’s shares produced total returns of 6.66% at net asset value. The Lehman Brothers Aggregate Bond Index, the fund’s benchmark returned 6.97%.

The bond portion of the Portfolio outperformed its benchmark modestly during 2007. The Portfolio’s yield curve positioning, security selection, and duration management had the greatest positive impact on fund performance. Sector and quality positioning were drags on performance last year as lower quality corporate bonds (A-rated and below) and MBS and ABS were hurt by the sub-prime lending crisis. The yield curve allocation was a significant positive contributor to performance as the yield curve steepened significantly and the portfolio benefited from a more bulleted stance.

Some names in the investment-grade corporate area that added significant value to the Portfolio last year included positions in Hydro Quebec, Zurich Financial, and Boeing. Our position in Capmark Financial hurt performance along with a position in Morgan Stanley Trust Preferred bonds.

	MAXIM FEDERATED BOND	LEHMAN AGGREGATE
	BALANCE	BALANCE

	10,000.00	10,000.00
2003	9,980.00	10,017.60
2004	10,317.32	10,452.26
2005	10,500.97	10,706.15
2006	10,965.12	11,169.73
2007	11,697.59	11,948.26

Maxim Federated Bond Portfolio

Total Return –

One Year:	6.68%
Since inception:	3.42%

Portfolio Inception: 5/21/2003

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Federated Bond Portfolio, made at its inception, with the performance of the Lehman Aggregate Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Federated Bond Portfolio (the “Portfolio”) one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2007, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Federated Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado

February 28, 2008

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended
December 31, 2007 and 2006

Maxim Federated Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

ASSETS:
Investments in securities, market value (1)	$196,369,634
Cash	52,565
Collateral for securities loaned	26,036,786
Interest receivable	1,829,957
Subscriptions receivable	313,779
Variation on futures contracts	25,134

Total assets	224,627,855

LIABILITIES:
Due to investment adviser	116,621
Payable upon return of securities loaned	26,036,786
Redemptions payable	2,543,701

Total liabilities	28,697,108

NET ASSETS	$195,930,747

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,978,784
Additional paid-in capital	194,385,153
Net unrealized appreciation on investments and futures contracts	1,456,720
Undistributed net investment income	6,610
Accumulated net realized loss on investments and futures contracts	(1,896,520)

NET ASSETS	$195,930,747

NET ASSET VALUE PER OUTSTANDING SHARE	$9.90
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	150,000,000
Outstanding	19,787,844

(1) Cost of investments in securities:	$194,964,554

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2007

INVESTMENT INCOME:
Interest	$9,972,164
Income from securities lending	68,695

Total income	10,040,859

EXPENSES:
Management fees	1,294,388

NET INVESTMENT INCOME	8,746,471

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	182,755
Net realized gain on futures contracts	835,978
Change in net unrealized appreciation on investments	2,104,009
Change in net unrealized appreciation on futures contracts	51,640

Net realized and unrealized gain on investments and futures contracts	3,174,382

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,920,853

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2007 AND 2006

	2007	2006

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$8,746,471		$5,245,288
Net realized gain (loss) on investments	182,755		(1,510,875)
Net realized gain on futures contracts	835,978
Change in net unrealized appreciation (depreciation) on investments	2,104,009		1,476,398
Change in net unrealized appreciation on futures contracts	51,640

Net increase in net assets resulting from operations	11,920,853		5,210,811

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,739,861)		(5,272,748)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	140,014,572		53,134,521
Reinvestment of distributions	8,739,861		5,272,748
Redemptions of shares	(82,731,649)		(45,888,134)

Net increase in net assets resulting from share transactions	66,022,784		12,519,135

Total increase in net assets	69,203,776		12,457,198

NET ASSETS:
Beginning of period	126,726,971		114,269,773

End of period (1)	$195,930,747		$126,726,971

OTHER INFORMATION:

SHARES:
Sold	14,298,461		5,482,971
Issued in reinvestment of distributions	899,557		547,548
Redeemed	(8,458,287)		(4,744,766)

Net increase	6,739,731		1,285,753

(1) Including undistributed net investment income	$6,610	$

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Year Ended December 31,				Period Ended December 31,

	2007	2006	2005	2004	2003 +

Net Asset Value, Beginning of Period	$9.71	$9.71	$9.88	$9.85	$10.00

Income from Investment Operations

Net investment income	0.44	0.42	0.34	0.30	0.13
Net realized and unrealized gain (loss)	0.19	0.00	(0.17)	0.03	(0.15)

Total Income (Loss) From Investment Operations	0.63	0.42	0.17	0.33	(0.02)

Less Distributions

From net investment income	(0.44)	(0.42)	(0.34)	(0.30)	(0.13)

Net Asset Value, End of Period	$9.90	$9.71	$9.71	$9.88	$9.85

Total Return	6.68%	4.42%	1.78%	3.38%	(0.20%)	&#65533;

Net Assets, End of Period ($000)	$195,931	$126,727	$114,270	$110,466	$125,437

Ratio of Expenses to Average Net Assets	0.70%	0.70%	0.70%	0.70%	0.70%	*

Ratio of Net Investment Income to Average Net Assets	4.73%	4.34%	3.52%	2.93%	2.21%	*

Portfolio Turnover Rate	55.74%	62.84%	32.96%	65.55%	33.24%	&#65533;

+	The portfolio commenced operations on May 21, 2003.

&#65533;	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Federated Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2007 were $4,070,182, $3,956,036 and 2.02%, respectively.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends

Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado jurisdictions. No federal income tax returns are currently under examination. The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2004 through December 31, 2007.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact, if any, that the adoption of FAS 157 will have on its financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including and Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The Portfolio adopted the provisions of FAS 159 on January 1, 2008. The adoption had no impact on the financial statements.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $177,200 for the year ended December 31, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $47,436,443 and $14,371,132, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $118,797,587 and $85,055,542, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2007, the U.S. Federal income tax cost basis was $195,176,024. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,893,165 and gross depreciation of securities in which there was an excess of tax cost over value of $1,699,555, resulting in net appreciation of $1,193,610.

5.	FUTURES CONTRACTS

As of December 31, 2007, the Portfolio had 50 open 2 year US Treasury Note short futures, 69open 10 year US Treasury Note long and 10 open US Long Bond long futures contracts. The contracts expire in March 2008 and the Portfolio has recorded unrealized depreciation of $12,500, unrealized appreciation of $78,515 and unrealized depreciation of $14,375, respectively, for a total unrealized appreciation of $51,640.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2007, the Portfolio had securities on loan valued at $25,991,491 and received collateral of $26,036,786 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2007 and 2006 were from ordinary income in the amount of $8,739,861 and $5,272,748, respectively.

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$6,610
Undistributed capital gains	0

Net accumulated earnings	6,610

Net unrealized appreciation on investments	1,193,610
Capital loss carryforwards	(1,633,410)
Post-October losses	0

Total distributable tax basis earnings	$(433,190)

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

At December 31, 2007, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $191,587 and $1,441,823, which expire in the years 2012 and 2014, respectively.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO SCHEDULE OF INVESTMENTS DECEMBER 31, 2007

BONDS

Par Value ($)	Value ($)

AEROSPACE & DEFENSE — 0.29%
50,000	Alliant Techsystems Inc	50,000
	Senior Subordinated Notes
	6.750% April 1, 2016
50,000	DRS Technologies Inc	49,375
	Senior Notes
	6.625% February 1, 2016
150,000	L-3 Communications Corp	147,000
	Senior Subordinated Notes
	6.125% January 15, 2014
250,000	Raytheon Co	256,048
	Senior Unsecured Notes
	5.375% April 1, 2013
50,000	TransDigm Inc	50,750
	Notes
	7.750% July 15, 2014
		$553,173

AGENCY — 49.87%
28,459	Fannie Mae	29,254
	6.500% April 1, 2037
1,839,989	Fannie Mae	1,891,390
	6.500% August 1, 2037
3,755,451	Fannie Mae	3,813,881
	6.000% September 1, 2037
727,826	Fannie Mae	756,436
	7.000% August 1, 2037
1,087,835	Fannie Mae	1,089,841
	5.000% May 1, 2019
802,270	Fannie Mae	831,334
	6.500% January 1, 2031
479,006	Fannie Mae	488,006
	6.000% August 1, 2032
2,334,636	Fannie Mae	2,340,473
	5.000% February 1, 2018
2,522,891	Fannie Mae	2,482,331
	4.500% June 1, 2018
1,515,959	Fannie Mae	1,517,083
	5.500% July 1, 2033
269,298	Fannie Mae	255,016
	4.500% August 1, 2035
2,860,707	Fannie Mae	2,794,383
	5.000% December 1, 2034
1,061,110	Fannie Mae	1,059,963
	5.500% March 1, 2036
2,799,086	Fannie Mae	2,842,637
	6.000% March 1, 2037
2,231,268	Fannie Mae	2,266,285
	6.000% February 1, 2037
1,949,414	Fannie Mae	1,979,744
	6.000% August 1, 2037
1,045,181	Fannie Mae	1,061,584
	6.000% February 1, 2036
937,551	Fannie Mae	963,842
	6.500% June 1, 2036
2,000,000	Fannie Mae ** ^^	2,035,708
	4.375% March 15, 2013
5,092,535	Fannie Mae ‡	5,170,749
	5.490% March 1, 2047
3,000,000	Federal Home Loan Bank **	3,086,598
	4.625% February 18, 2011
1,500,000	Federal Home Loan Bank ** ^^	1,556,475
	4.875% November 18, 2011
861,914	Freddie Mac	846,999
	4.500% June 1, 2020
426,085	Freddie Mac	418,712
	4.500% June 1, 2021
419,653	Freddie Mac	425,963
	6.000% March 1, 2036
2,119,500	Freddie Mac	2,121,829
	5.000% March 1, 2022
567,348	Freddie Mac	543,762
	4.000% December 1, 2020
209,221	Freddie Mac	205,714
	4.500% April 1, 2021
220,241	Freddie Mac	216,549
	4.500% July 1, 2021
2,921,504	Freddie Mac	2,873,588
	4.500% February 1, 2022
1,933,605	Freddie Mac	1,956,878
	5.500% March 1, 2022
2,277,929	Freddie Mac	2,310,061
	5.500% February 1, 2018
287,019	Freddie Mac	291,520
	6.000% April 1, 2035
455,146	Freddie Mac	430,478
	4.500% November 1, 2035
3,107,603	Freddie Mac	3,034,055
	5.000% December 1, 2035
170,789	Freddie Mac	175,771
	6.500% February 1, 2036
966,887	Freddie Mac	982,049
	6.000% June 1, 2035
543,237	Freddie Mac	551,405
	6.000% May 1, 2036
1,602,339	Freddie Mac	1,599,233
	5.500% June 1, 2036
2,418,600	Freddie Mac	2,413,911
	5.500% August 1, 2036
898,578	Freddie Mac	898,321
	5.500% October 1, 2033
272,822	Freddie Mac	277,470
	6.000% November 1, 2033
2,778,226	Freddie Mac	2,713,744
	5.000% March 1, 2034
8,870,589	Freddie Mac	8,852,257
	5.500% April 1, 2037
5,908,159	Freddie Mac	5,765,910
	5.000% April 1, 2037
770,738	Freddie Mac	782,248
	6.000% August 1, 2037
1,000,000	Freddie Mac	997,936
	5.500% December 1, 2037
620,742	Freddie Mac	587,099
	4.500% May 1, 2035
1,334,399	Freddie Mac	1,302,817
	5.000% May 1, 2036
469,771	Freddie Mac	444,311
	4.500% March 1, 2036
375,500	Freddie Mac	384,534
	6.000% May 1, 2021
2,528,142	Freddie Mac	2,523,903
	5.500% August 1, 2035
4,000,000	Freddie Mac **	4,043,356
	5.000% January 16, 2009
750,000	Freddie Mac ** ^^	939,784
	6.750% March 15, 2031
2,000,000	Freddie Mac ** ^^	2,085,466
	4.875% November 15, 2013
2,608,094	Freddie Mac ‡	2,636,079
	5.530% May 1, 2037
976,876	Freddie Mac ‡	988,080
	5.820% July 1, 2036
		$97,934,805

AIR FREIGHT — 0.10%
195,000	FedEx Corp	197,152
	Company Guaranteed Notes
	5.500% August 15, 2009
		$197,152

AIRLINES — 0.06%
100,000	Southwest Airlines Co	108,862
	Debentures
	7.375% March 1, 2027
		$108,862

AUTO PARTS & EQUIPMENTMENT — 0.05%
50,000	American Tire Distributors Holdings Inc	48,750
	Notes
	10.750% April 1, 2013
50,000	United Components Inc	49,375
	Senior Subordinated Notes
	9.375% June 15, 2013
		$98,125

AUTOMOBILES — 0.33%
185,000	DaimlerChrysler NA Holding Corp	193,326
	Notes
	6.500% November 15, 2013
300,000	DaimlerChrysler NA Holding Corp	298,667
	Notes
	4.875% June 15, 2010
50,000	Ford Motor Co	37,125
	Unsecured Notes
	7.450% July 16, 2031
100,000	General Motors Corp	72,500
	Debentures
	7.400% September 1, 2025
50,000	General Motors Corp ^^	40,250
	Senior Debentures
	8.375% July 15, 2033
		$641,868

BANKS — 2.48%
200,000	BB&T Corp	191,021
	Subordinated Notes
	5.200% December 23, 2015
1,000,000	Bank of America Corp	1,010,381
	Senior Notes
	5.375% June 15, 2014
750,000	Marshall & Ilsley Bank	747,035
	Notes
	4.400% March 15, 2010
250,000	PNC Funding Corp	243,314
	Subordinated Notes
	5.625% February 1, 2017
1,000,000	PNC Funding Corp	1,052,150
	Unsecured Subordinated Notes
	7.500% November 1, 2009
150,000	Popular North America Inc	151,468
	Company Guaranteed Notes
	5.650% April 15, 2009
250,000	US Bank NA	243,781
	Subordinated Notes
	4.950% October 30, 2014
700,000	Wachovia Bank NA	665,411
	Subordinated Notes
	4.800% November 1, 2014
350,000	Wells Fargo Bank NA	370,283
	Subordinated Notes
	6.450% February 1, 2011
200,000	Zions Bancorp	187,560
	Subordinated Notes
	5.500% November 16, 2015
		$4,862,404

BIOTECHNOLOGY — 0.10%
200,000	Genentech Inc	196,810
	Senior Notes
	4.750% July 15, 2015
		$196,810

BROADCAST/MEDIA — 1.57%
300,000	British Sky Broadcasting Group PLC	313,856
	Senior Unsecured Notes
	8.200% July 15, 2009
750,000	Comcast Cable Communications LLC	801,798
	Senior Unsecured Notes
	7.125% June 15, 2013
250,000	Cox Communications Inc	266,618
	Unsecured Notes
	7.125% October 1, 2012
250,000	Cox Communications Inc	245,008
	Global Notes
	5.450% December 15, 2014
100,000	DIRECTV Holdings/DIRECTV Financing Co	104,000
	Senior Notes
	8.375% March 15, 2013
50,000	EchoStar DBS Corp	49,750
	Global Notes
	6.625% October 1, 2014
50,000	General Cable Corp ‡	47,500
	Senior Notes
	8.630% April 1, 2015
1,000,000	News America Holdings Inc	1,168,899
	Senior Debentures
	9.250% February 1, 2013
50,000	Univision Communications Inc # ^^	45,563
	Senior Notes
	9.750% March 15, 2015
50,000	Videotron Ltee	46,938
	Notes
	6.375% December 15, 2015
		$3,089,930

BUILDING MATERIALS — 0.03%
50,000	Interline Brands Inc	49,500
	Senior Subordinated Notes
	8.125% June 15, 2014
		$49,500

CANADIAN - PROVINCIAL — 1.09%
2,000,000	Hydro-Quebec	2,141,640
	Notes
	6.300% May 11, 2011
		$2,141,640

CHEMICALS — 0.22%
184,000	Albemarle Corp	177,561
	Senior Unsecured Notes
	5.100% February 1, 2015
100,000	EI du Pont de Nemours & Co	100,631
	Senior Unsecured Notes
	5.000% January 15, 2013
50,000	Mosaic Co #	54,000
	Senior Notes
	7.625% December 1, 2016
50,000	Nalco Co	52,125
	Senior Subordinated Notes
	8.875% November 15, 2013
50,000	Terra Capital Inc	48,875
	Senior Notes
	7.000% February 1, 2017
		$433,192

COMMERCIAL MORTGAGE BACKED — 5.60%
1,900,000	Banc of America Commercial Mortgage Inc	1,908,380
	Series 2007-1 Class A2
	5.381% January 15, 2049
2,700,000	Citigroup/Deustche Bank Commercial Mortgage Trust ‡	2,776,496
	Series 2007-CD5 Class A4
	5.530% November 15, 2044
1,900,000	Citigroup/Deustche Bank Commercial Mortgage Trust	1,887,480
	Series 2007-CD4 Class A3
	5.293% December 11, 2049
1,200,000	Credit Suisse Mortgage Capital Certificates	1,208,878
	Series 2006-C4 Class AAB
	5.439% September 15, 2039
750,000	JP Morgan Chase Commercial Mortgage Securities Corp	762,946
	Series 2007-CB19 Class A2
	5.815% February 12, 2049
1,000,000	ML-CFC Commercial Mortgage Trust ‡	1,006,394
	Series 2007-6 Class A4
	5.430% March 12, 2051
1,000,000	ML-CFC Commercial Mortgage Trust ‡	1,002,235
	Series 2007-6 Class A2
	5.280% March 12, 2051
440,000	Morgan Stanley Capital I	439,344
	Series 2006-IQ12 Class A4
	5.332% December 15, 2043
		$10,992,153

COMMUNICATIONS – EQUIPMENT — 0.35%
275,000	Cisco Systems Inc	281,946
	Notes
	5.250% February 22, 2011
400,000	Harris Corp	398,208
	Senior Unsubordinated Notes
	5.950% December 1, 2017
		$680,154

COMPUTER HARDWARE & SYSTEMS — 0.43%
50,000	Activant Solutions Inc	43,250
	Senior Subordinated Notes
	9.500% May 1, 2016
500,000	Dell Inc	543,567
	Debentures
	7.100% April 15, 2028
175,000	Hewlett-Packard Co	179,250
	Bonds
	5.250% March 1, 2012
32,000	SMART Modular Technologies Inc ‡	33,280
	Senior Notes
	9.680% April 1, 2012
50,000	Seagate Technology HDD Holdings	48,750
	Notes
	6.800% October 1, 2016
		$848,097

COMPUTER SOFTWARE & SERVICES — 0.44%
50,000	CompuCom Systems Inc #	48,938
	Senior Notes
	12.500% October 1, 2015
50,000	Open Solutions Inc #	45,563
	Senior Subordinated Notes
	9.750% February 1, 2015
500,000	Oracle Corp	506,612
	Notes
	5.000% January 15, 2011
50,000	SERENA Software Inc	49,250
	Senior Subordinated Notes
	10.375% March 15, 2016
50,000	SS&C Technologies Inc	54,000
	Senior Subordinated Notes
	11.750% December 1, 2013
100,000	SunGard Data Systems Inc	102,250
	Company Guaranteed Notes
	10.250% August 15, 2015
50,000	Unisys Corp	51,813
	Senior Unsecured Notes
	12.500% January 15, 2016
		$858,426

CONGLOMERATES — 0.10%
200,000	General Electric Co	202,545
	Notes
	5.000% February 1, 2013
		$202,545

CONTAINERS — 0.15%
50,000	Ball Corp	49,625
	Company Guaranteed Notes
	6.625% March 15, 2018
50,000	Berry Plastics Holding Corp	47,500
	Secured Notes
	8.875% September 15, 2014
100,000	Crown Americas Inc	103,000
	Senior Global Notes
	7.750% November 15, 2015
50,000	Graphic Packaging International Corp	49,375
	Senior Subordinated Notes
	9.500% August 15, 2013
50,000	Owens-Brockway Glass Containers Inc	49,750
	Notes
	6.750% December 1, 2014
		$299,250
DISTRIBUTORS — 0.12%
50,000	Baker & Taylor Inc #	49,500
	Secured Notes
	11.500% July 1, 2013
50,000	NBC Acquisition Corp †	46,750
	Step Bond 0% - 11.000%
	12.130% March 15, 2013
50,000	Nebraska Book Co	48,250
	Senior Subordinated Notes
	8.625% March 15, 2012
50,000	SGS International Inc	49,563
	Senior Subordinated Notes
	12.000% December 15, 2013
50,000	Varietal Distribution Merger Sub Inc #	47,625
	Senior Notes
	10.250% July 15, 2015
		$241,688

ELECTRIC COMPANIES — 1.63%
250,000	Cleveland Electric Illuminating Co ^^	228,766
	Senior Unsecured Notes
	5.950% December 15, 2036
300,000	Consolidated Edison Co of New York	301,331
	Debentures
	5.500% September 15, 2016
100,000	Edison Mission Energy	98,250
	Senior Notes
	7.000% May 15, 2017
500,000	Exelon Generation Co LLC	486,598
	Notes
	5.350% January 15, 2014
100,000	Inergy LP/Inergy Finance Corp	97,250
	Senior Notes
	6.875% December 15, 2014
75,000	Intergen NV #	78,938
	Secured Notes
	9.000% June 30, 2017
125,000	PPL Energy Supply LLC	114,436
	Senior Unsecured Notes
	6.000% December 15, 2036
350,000	PSE&G Power LLC	376,570
	Company Guaranteed Bonds
	7.750% April 15, 2011
300,000	PSI Energy Inc	307,274
	Senior Unsecured Bonds
	6.050% June 15, 2016
500,000	Pacific Gas & Electric Co	492,010
	1st Mortgage
	4.200% March 1, 2011
50,000	Sierra Pacific Resources	50,580
	Senior Notes
	6.750% August 15, 2017
100,000	Texas Competitive Electric Holdings Co LLC #	99,000
	Senior Notes
	10.250% November 1, 2015
200,000	Virginia Electric & Power Co	200,860
	Senior Unsecured Notes
	5.100% November 30, 2012
300,000	Westar Energy Inc	277,180
	1st Mortgage
	5.875% July 15, 2036
		$3,209,043

ELECTRONIC INSTRUMENTS & EQUIPMENT — 0.16%
50,000	Baldor Electric Co	51,500
	Senior Notes
	8.625% February 15, 2017
50,000	Belden Inc	48,750
	Senior Subordinated Notes
	7.000% March 15, 2017
200,000	Emerson Electric Co ^^	207,510
	Notes
	5.750% November 1, 2011
		$307,760

ELECTRONICS - SEMICONDUCTOR — 0.02%
50,000	Freescale Semiconductor Inc	44,625
	Senior Notes
	8.875% December 15, 2014
		$44,625

FINANCIAL SERVICES — 3.21%
50,000	ALH Finance LLC	48,000
	Senior Subordinated Notes
	8.500% January 15, 2013
300,000	American General Finance Corp	291,155
	Notes
	4.000% March 15, 2011
1,000,000	Boeing Capital Corp	1,073,558
	Notes
	6.500% February 15, 2012
75,000	CEVA Group PLC #	77,063
	Senior Notes
	10.000% September 1, 2014
300,000	Capital One Capital IV	223,088
	Notes
	6.745% February 17, 2037
200,000	Citigroup Inc	201,118
	Notes
	5.125% February 14, 2011
550,000	Citigroup Inc	549,293
	Notes
	3.500% February 1, 2008
50,000	Ford Motor Credit Co	43,308
	Senior Notes
	7.250% October 25, 2011
100,000	Ford Motor Credit Co ‡	83,996
	Senior Unsecured Notes
	13.100% January 13, 2012
300,000	General Electric Capital Corp	298,461
	Notes
	4.875% March 4, 2015
600,000	General Electric Capital Corp	595,047
	Notes
	3.750% December 15, 2009
150,000	General Motors Acceptance Corp	128,324
	Notes
	6.875% September 15, 2011
500,000	HSBC Finance Capital Trust IX ‡	462,640
	Company Guaranteed Bonds
	6.490% November 30, 2035
50,000	Hawker Beechcraft Acquisition Co #	49,500
	Senior Notes
	8.875% April 1, 2015
50,000	Hexion US Financial Corp/Hexion Nova Scotia Finance ULC	54,000
	Senior Secured Notes
	9.750% November 15, 2014
200,000	Household Finance Corp	209,552
	Notes
	7.000% May 15, 2012
200,000	International Lease Finance Corp	199,274
	Unsecured Notes
	4.875% September 1, 2010
250,000	JPMorgan Chase & Co	254,764
	Subordinated Notes
	5.750% January 2, 2013
50,000	Janus Capital Group Inc	51,497
	Notes
	6.700% June 15, 2017
50,000	Janus Capital Group Inc	51,194
	Notes
	6.250% June 15, 2012
50,000	Nuveen Investments Inc #	49,813
	Senior Notes
	10.500% November 15, 2015
50,000	Petroplus Finance Ltd # ^^	45,750
	Notes
	7.000% May 1, 2017
250,000	Textron Financial Corp # ‡ ^^	226,546
	Subordinated Bonds
	6.640% February 15, 2067
500,000	Xstrata Finance Canada Ltd #	508,670
	Bonds
	5.500% November 16, 2011
50,000	Yankee Acqusition Corp ^^	45,750
	Senior Notes
	9.750% February 15, 2017
500,000	ZFS Finance USA Trust I # ‡	483,973
	Bonds
	6.360% December 15, 2065
		$6,305,334

FOOD & BEVERAGES — 0.99%
200,000	Anheuser-Busch Co Inc	204,585
	Notes
	5.600% March 1, 2017
50,000	B&G Foods Inc	49,000
	Senior Notes
	8.000% October 1, 2011
200,000	Bottling Group LLC	203,695
	Senior Unsecured Notes
	5.500% April 1, 2016
50,000	Constellation Brands Inc #	46,250
	Senior Notes
	7.250% May 15, 2017
50,000	Cott Beverages Inc	46,500
	Company Guaranteed Bonds
	8.000% December 15, 2011
100,000	Dean Foods Co	89,000
	Notes
	7.000% June 1, 2016
220,000	General Mills Inc	217,221
	Notes
	5.700% February 15, 2017
250,000	Kraft Foods Inc	245,789
	Notes
	5.250% October 1, 2013
400,000	Kraft Foods Inc	415,537
	Notes
	6.250% June 1, 2012
50,000	Michael Foods Inc	49,500
	Senior Subordinated Notes
	8.000% November 15, 2013
200,000	PepsiCo Inc	201,343
	Senior Unsecured Notes
	4.650% February 15, 2013
50,000	Pierre Foods Inc	36,500
	Senior Subordinated Notes
	9.875% July 15, 2012
50,000	Pilgrims Pride Corp	49,000
	Senior Subordinated Notes
	8.375% May 1, 2017
50,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp # ^^	43,000
	Senior Subordinated Notes
	10.625% April 1, 2017
50,000	Smithfield Foods Inc	48,375
	Senior Notes
	7.750% July 1, 2017
		$1,945,295

FOREIGN BANKS — 0.05%
100,000	ICICI Bank Ltd #	99,091
	Notes
	6.625% October 3, 2012
		$99,091

FOREIGN GOVERNMENTS — 1.76%
35,579	Government of Argentina	34,156
	Notes
	8.280% December 31, 2033
156,250	Government of Argentina ‡	141,250
	Bonds
	5.389% August 3, 2012
60,000	Government of Brazil	75,900
	Bonds
	8.250% January 20, 2034
310,000	Government of Brazil	316,464
	Bonds
	6.000% January 17, 2017
100,000	Government of Colombia	109,750
	Notes
	7.375% January 27, 2017
100,000	Government of Ecuador †	96,750
	Step Bond 4.000% - 10.000%
	10.370% August 15, 2030
100,000	Government of Indonesia	95,084
	Bonds
	6.625% February 17, 2037
375,000	Government of Mexico	373,125
	Notes
	4.625% October 8, 2008
601,000	Government of Mexico	663,805
	Notes
	6.750% September 27, 2034
750,000	Government of Mexico	760,125
	Notes
	5.625% January 15, 2017
100,000	Government of Panama	110,250
	Unsecured Notes
	7.250% March 15, 2015
43,000	Government of Peru	44,935
	Bonds
	6.550% March 14, 2037
240,000	Government of Philippines	273,300
	Bonds
	9.000% February 15, 2013
200,000	Government of Turkey	212,360
	Global Bonds
	7.000% September 26, 2016
200,000	Government of Venezuela	151,000
	Bonds
	6.000% December 9, 2020
		$3,458,254

GOLD, METALS & MINING — 0.95%
300,000	Alcoa Inc	291,050
	Notes
	5.550% February 1, 2017
50,000	Aleris International Inc	41,750
	Notes
	9.000% December 15, 2014
1,000,000	BHP Finance USA Ltd	974,578
	Notes
	4.800% April 15, 2013
250,000	BHP Finance USA Ltd	241,954
	Global Notes
	5.250% December 15, 2015
50,000	Freeport-McMoRan Copper & Gold Inc	53,625
	Senior Notes
	8.375% April 1, 2017
300,000	Newmont Mining Corp	263,746
	Notes
	5.875% April 1, 2035
		$1,866,703

HEALTH CARE RELATED — 0.39%
300,000	Aetna Inc	308,343
	Senior Unsecured Notes
	5.750% June 15, 2011
50,000	CRC Health Corp	51,250
	Senior Subordinated Notes
	10.750% February 1, 2016
100,000	HCA Inc	105,750
	Notes
	9.625% November 15, 2016
125,000	HCA Inc	131,250
	Secured Notes
	9.250% November 15, 2016
50,000	National Mentor Holdings Inc	51,500
	Senior Subordinated Notes
	11.250% July 1, 2014
50,000	Omnicare Inc	46,500
	Senior Subordinated Notes
	6.875% December 15, 2015
50,000	United Surgical Partners International Inc	48,750
	Senior Subordinated Notes
	9.250% May 1, 2017
29,000	Viant Holdings Inc #	26,535
	Notes
	10.125% July 15, 2017
		$769,878

HOTELS/MOTELS — 0.26%
50,000	Fontainebleau Las Vegas #	43,375
	Notes
	10.250% June 15, 2015
200,000	MGM Mirage Inc	183,000
	Notes
	5.875% February 27, 2014
50,000	MTR Gaming Group Inc	47,000
	Senior Subordinated Notes
	9.000% June 1, 2012
50,000	Seminole Hard Rock Entertainment Inc # ‡	47,750
	Notes
	8.420% March 15, 2014
150,000	Wyndham Worldwide Corp	142,260
	Unsecured Notes
	6.000% December 1, 2016
50,000	Wynn Las Vegas LLC	49,125
	Notes
	6.625% December 1, 2014
		$512,510

HOUSEHOLD GOODS — 0.05%
50,000	American Greetings Corp	48,625
	Senior Unsecured Notes
	7.375% June 1, 2016
50,000	Sealy Mattress Co	47,750
	Senior Subordinated Notes
	8.250% June 15, 2014
		$96,375

INDEPENDENT POWER PRODUCTS — 0.05%
100,000	NRG Energy Inc	97,500
	Senior Notes
	7.375% February 1, 2016
		$97,500

INSURANCE RELATED — 1.28%
175,000	ACE INA Holdings Inc	173,425
	Notes
	5.700% February 15, 2017
1,000,000	AXA	1,226,176
	Senior Notes
	8.600% December 15, 2030
300,000	Berkshire Hathaway Finance Corp	300,445
	Notes
	4.850% January 15, 2015
50,000	CNA Financial Corp	51,239
	Unsecured Notes
	6.000% August 15, 2011
100,000	Horace Mann Educators Corp	103,624
	Senior Notes
	6.850% April 15, 2016
250,000	Pacific Life Corp #	273,430
	Bonds
	6.600% September 15, 2033
140,000	Prudential Financial Inc	141,176
	Notes
	6.625% December 1, 2037
200,000	St Paul Travelers Co Inc	198,623
	Senior Unsecured Notes
	5.500% December 1, 2015
50,000	Vanguard Health Holding Co II LLC	48,125
	Senior Subordinated Notes
	9.000% October 1, 2014
		$2,516,263

INVESTMENT BANK/BROKERAGE FIRM — 1.84%
350,000	BlackRock Inc	360,301
	Global Notes
	6.250% September 15, 2017
700,000	Credit Suisse USA Inc	719,267
	Senior Notes
	5.500% August 16, 2011
200,000	FMR Corp #	245,656
	Bonds
	7.570% June 15, 2029
550,000	Goldman Sachs Group Inc	574,606
	Notes
	7.350% October 1, 2009
200,000	Goldman Sachs Group Inc	200,069
	Notes
	5.250% October 15, 2013
250,000	Invesco Ltd	246,548
	Notes
	5.625% April 17, 2012
300,000	Lehman Brothers Holdings Inc	303,557
	Subordinated Notes
	6.500% July 19, 2017
300,000	Lehman Brothers Holdings Inc	293,306
	Subordinated Notes
	6.875% July 17, 2037
150,000	Merrill Lynch & Co Inc	147,472
	Notes
	5.450% July 15, 2014
550,000	Morgan Stanley	515,270
	Subordinated Notes
	4.750% April 1, 2014
		$3,606,052

LEISURE & ENTERTAINMENT — 0.51%
50,000	Great Canadian Gaming Corp #	49,500
	Senior Subordinated Notes
	7.250% February 15, 2015
50,000	Herbst Gaming Inc	29,500
	Notes
	7.000% November 15, 2014
50,000	Indianapolis Downs LLC/ Indiana Downs Capital Corp #	48,250
	Secured Notes
	11.000% November 1, 2012
50,000	Jacobs Entertainment Inc	46,500
	Notes
	9.750% June 15, 2014
50,000	Penn National Gaming Inc	50,688
	Senior Subordinated Notes
	6.750% March 1, 2015
50,000	San Pasqual Casino #	49,250
	Notes
	8.000% September 15, 2013
50,000	Shingle Springs Tribal Gaming Authority #	48,500
	Senior Notes
	9.375% June 15, 2015
265,000	Time Warner Inc	266,086
	Notes
	5.500% November 15, 2011
50,000	Tunica Biloxi Gaming Authority #	51,125
	Senior Unsecured Notes
	9.000% November 15, 2015
350,000	Walt Disney Co	364,829
	Notes
	5.700% July 15, 2011
		$1,004,228

MACHINERY — 0.03%
50,000	SPX Corp #	51,000
	Senior Unsecured Notes
	7.625% December 15, 2014
		$51,000

MANUFACTURING — 0.02%
50,000	Koppers Holdings Inc †	42,000
	Step Bond 0% - 9.875%
	9.730% November 15, 2014
		$42,000

MEDICAL PRODUCTS — 0.08%
50,000	Bausch & Lomb Inc #	50,750
	Senior Unsecured Notes
	9.875% November 1, 2015
50,000	Norcross Safety Products LLC	51,500
	Senior Subordinated Notes
	9.875% August 15, 2011
50,000	Universal Hospital Services Inc ‡	50,000
	Secured Notes
	8.290% June 1, 2015
		$152,250

MISCELLANEOUS — 0.13%
50,000	American Achievement Corp	48,750
	Senior Subordinated Notes
	8.250% April 1, 2012
100,000	Capmark Financial Group Inc #	74,546
	Senior Unsecured Notes
	6.300% May 10, 2017
50,000	Jarden Corp	43,000
	Senior Subordinated Notes
	7.500% May 1, 2017
50,000	Stena AB	49,313
	Senior Unsecured Notes
	7.500% November 1, 2013
50,000	Stena AB	48,063
	Senior Notes
	7.000% December 1, 2016
		$263,672

OIL & GAS — 2.01%
50,000	BASiC Energy Services Inc	47,000
	Senior Notes
	7.125% April 15, 2016
400,000	Canadian Natural Resources Ltd	369,342
	Bonds
	5.850% February 1, 2035
100,000	Chesapeake Energy Corp	99,000
	Senior Notes
	6.875% January 15, 2016
50,000	Cimarex Energy Co	49,125
	Senior Notes
	7.125% May 1, 2017
50,000	Conoco Funding Co	58,493
	Bonds
	7.250% October 15, 2031
500,000	ConocoPhillips Australia Funding Co	517,555
	Company Guaranteed Notes
	5.500% April 15, 2013
300,000	Consolidated Natural Gas Co	288,394
	Senior Notes
	5.000% December 1, 2014
155,000	Enbridge Inc	150,271
	Bonds
	5.600% April 1, 2017
50,000	Forest Oil Corp #	50,250
	Senior Notes
	7.250% June 15, 2019
200,000	Gaz Capital for Gazprom	250,000
	Notes
	8.625% April 28, 2034
50,000	Hilcorp Energy I LP/Hilcorp Finance Co #	51,750
	Senior Notes
	9.000% June 1, 2016
100,000	Holly Energy Partners LP	92,000
	Company Guaranteed Notes
	6.250% March 1, 2015
600,000	Husky Oil Ltd	674,833
	Senior Unsecured Debentures
	7.550% November 15, 2016
250,000	Morgan Stanley Bank AG for OAO Gazprom	283,336
	Notes
	9.625% March 1, 2013
200,000	PEMEX Project Funding Master Trust	221,000
	Unsecured Bonds
	9.125% October 13, 2010
50,000	Pacific Energy Partners LP/Pacific Energy Finance Corp	50,087
	Senior Notes
	6.250% September 15, 2015
194,450	Qatar Petroleum #	200,814
	Notes
	5.579% May 30, 2011
150,000	Valero Energy Corp	164,848
	Unsecured Notes
	7.500% April 15, 2032
50,000	Valero Energy Corp	53,353
	Unsecured Notes
	6.875% April 15, 2012
105,000	XTO Energy Inc	112,626
	Senior Notes
	6.750% August 1, 2037
155,000	XTO Energy Inc	162,613
	Senior Notes
	6.250% August 1, 2017
		$3,946,690

PAPER & FOREST PRODUCTS — 0.03%
50,000	NewPage Corp ^^	51,625
	Senior Subordinated Notes
	12.000% May 1, 2013
		$51,625

PERSONAL LOANS — 0.26%
200,000	American Express Co	200,060
	Notes
	4.750% June 17, 2009
320,000	HSBC Finance Corp	318,247
	Unsecured Bonds
	4.750% April 15, 2010
		$518,307

PHARMACEUTICALS — 0.70%
200,000	Abbott Laboratories	203,059
	Notes
	5.375% May 15, 2009
200,000	Eli Lilly & Co	199,839
	Bonds
	5.200% March 15, 2017
150,000	Pharmacia Corp	168,331
	Unsecured Debentures
	6.500% December 1, 2018
600,000	Wyeth	609,399
	Notes
	5.500% February 1, 2014
200,000	Wyeth	202,298
	Notes
	5.450% April 1, 2017
		$1,382,926

POLLUTION CONTROL — 0.67%
100,000	Allied Waste North America Inc	99,250
	Notes
	7.125% May 15, 2016
750,000	Republic Services Inc	786,200
	Senior Unsecured Notes
	6.750% August 15, 2011
400,000	Waste Management Inc	422,519
	Senior Notes
	7.375% August 1, 2010
		$1,307,969

PRINTING & PUBLISHING — 0.10%
50,000	Deluxe Corp	49,750
	Senior Notes
	7.375% June 1, 2015
50,000	Idearc Inc	45,875
	Senior Notes
	8.000% November 15, 2016
50,000	MediMedia USA Inc #	51,500
	Senior Subordinated Notes
	11.375% November 15, 2014
50,000	Readers Digest Association Inc #	41,875
	Senior Subordinated Notes
	9.000% February 15, 2017
		$189,000

RAILROADS — 0.80%
200,000	Burlington Northern Santa Fe Corp	191,295
	Unsecured Notes
	4.875% January 15, 2015
400,000	Norfolk Southern Corp	428,623
	Senior Notes
	6.750% February 15, 2011
1,000,000	Union Pacific Corp	953,129
	Senior Notes
	4.875% January 15, 2015
		$1,573,047

REAL ESTATE — 0.10%
100,000	Host Marriott LP REIT	100,750
	Senior Notes
	7.125% November 1, 2013
100,000	Ventas Realty LP REIT	99,000
	Senior Notes
	6.625% October 15, 2014
		$199,750

RESTAURANTS — 0.02%
50,000	Dave & Buster’s Inc	47,250
	Notes
	11.250% March 15, 2014
		$47,250

RETAIL — 0.92%
50,000	AutoNation Inc	47,375
	Company Guaranteed Notes
	7.000% April 15, 2014
100,000	CVS Caremark Corp	100,644
	Senior Unsecured Notes
	5.750% June 1, 2017
50,000	Claire’s Stores Inc # ^^	26,750
	Senior Subordinated Notes
	10.500% June 1, 2017
400,000	Costco Wholesale Corp	410,549
	Senior Notes
	5.300% March 15, 2012
50,000	Couche-Tard US LP/Couche-Tard Finance Corp	49,875
	Senior Subordinated Notes
	7.500% December 15, 2013
50,000	FTD Inc	47,000
	Company Guaranteed Notes
	7.750% February 15, 2014
50,000	General Nutrition Center Inc ‡	47,250
	Senior Notes
	11.250% March 15, 2014
750,000	Kroger Co	771,513
	Senior Unsecured Notes
	7.250% June 1, 2009
300,000	Target Corp	310,575
	Notes
	5.875% March 1, 2012
		$1,811,531

SPECIALIZED SERVICES — 0.48%
50,000	AMR HoldCo Inc/EmCare HoldCo Inc	52,750
	Notes
	10.000% February 15, 2015
100,000	ARAMARK Corp ‡	97,500
	Senior Notes
	8.880% February 1, 2015
50,000	ASG Consolidated LLC †	46,750
	Step Bond 0% - 11.500%
	10.470% November 1, 2011
50,000	Ceridian Corp #	46,375
	Senior Unsecured Notes
	11.250% November 15, 2015
50,000	Compagnie Generale de Geophysique SA ^^	50,500
	Senior Unsecured Notes
	7.750% May 15, 2017
50,000	Education Management LLC ^^	51,500
	Company Guaranteed Notes
	10.250% June 1, 2016
50,000	First Data Corp #	46,500
	Senior Unsecured Notes
	9.875% September 24, 2015
50,000	Global Cash Access/Global Cash Finance Corp	47,000
	Senior Subordinated Notes
	8.750% March 15, 2012
50,000	Hertz Corp ^^	51,750
	Senior Subordinated Notes
	10.500% January 1, 2016
50,000	Knowledge Learning Corp Inc #	47,625
	Company Guaranteed Notes
	7.750% February 1, 2015
50,000	Lamar Media Corp	48,625
	Senior Subordinated Notes
	6.625% August 15, 2015
100,000	R H Donnelley Corp	89,500
	Senior Discount Notes Series A-2
	6.875% January 15, 2013
50,000	RSC Equipment Rental Inc	44,750
	Senior Notes
	9.500% December 1, 2014
50,000	US Investigations Services Inc #	45,750
	Senior Notes
	10.500% November 1, 2015
50,000	Visant Corp	50,250
	Company Guaranteed Notes
	7.625% October 1, 2012
75,000	Visant Holding Corp	75,375
	Senior Global Notes
	8.750% December 1, 2013
50,000	WDAC Subsidiary Corp #	50,000
	Senior Notes
	8.375% December 1, 2014
		$942,500

TELEPHONE & TELECOMMUNICATIONS — 1.62%
50,000	ALLTELL Communications Inc #	43,500
	Senior Notes
	10.750% December 1, 2017
540,000	AT&T Inc	534,414
	Notes
	5.100% September 15, 2014
50,000	Centennial Communications Corp	49,250
	Unsecured Notes
	8.125% February 1, 2014
104,000	Digicel Group Ltd # ^^	94,900
	Senior Notes
	9.125% January 15, 2015
100,000	Intelsat Bermuda Ltd	103,250
	Senior Notes
	11.250% June 15, 2016
125,000	Intelsat Intermediate Holding Co Ltd †	102,188
	Step Bond 0% - 9.250%
	2.870% February 1, 2015
50,000	MetroPCS Wireless Inc	47,000
	Senior Notes
	9.250% November 1, 2014
600,000	New Cingular Wireless Services Inc	777,590
	Senior Unsecured Notes
	8.750% March 1, 2031
100,000	Qwest Corp	107,000
	Global Notes
	8.875% March 15, 2012
320,000	Sprint Capital Corp	360,703
	Company Guaranteed Bonds
	8.750% March 15, 2032
280,000	Telecom Italia Capital SA	278,541
	Notes
	4.875% October 1, 2010
150,000	Telefonica Emisones SAU	167,668
	Company Guaranteed Notes
	7.045% June 20, 2036
200,000	Verizon Global Funding Corp	214,386
	Senior Unsubordinated Unsecured Notes
	7.250% December 1, 2010
50,000	Vodafone Group PLC	50,349
	Notes
	5.350% February 27, 2012
100,000	Vodafone Group PLC	99,575
	Global Notes
	5.625% February 27, 2017
50,000	West Corp	49,000
	Senior Notes
	9.500% October 15, 2014
50,000	West Corp ^^	49,625
	Senior Notes
	11.000% October 15, 2016
50,000	Windstream Corp	52,500
	Senior Notes
	8.625% August 1, 2016
		$3,181,439

U.S. GOVERNMENTS — 10.14%
5,300,000	United States of America ^^	5,847,396
	2.500% July 15, 2016
500,000	United States of America ^^	530,391
	4.875% February 15, 2012
2,600,000	United States of America ^^	2,852,754
	2.375% April 15, 2011
3,150,000	United States of America ^^	3,278,706
	4.500% February 15, 2016
1,500,000	United States of America ^^	1,555,782
	4.375% December 15, 2010
500,000	United States of America ^^	505,235
	3.875% May 15, 2009
400,000	United States of America ^^	408,656
	4.000% February 15, 2014
3,100,000	United States of America ^^	3,162,000
	3.875% February 15, 2013
1,700,000	United States of America ^^	1,780,352
	4.625% November 15, 2016
		$19,921,272

UTILITIES — 0.28%
100,000	AmeriGas Partners LP	98,000
	Senior Unsecured Notes
	7.250% May 20, 2015
300,000	Atmos Energy Corp	295,607
	Notes
	4.000% October 15, 2009
50,000	Dynegy Holdings Inc	46,125
	Senior Notes
	7.750% June 1, 2019
59,000	Regency Energy Partners LP	60,770
	Senior Unsecured Notes
	8.375% December 15, 2013
50,000	Southern Star Central Corp	47,875
	Notes
	6.750% March 1, 2016
		$548,377

WHOLE LOAN — 3.38%
4,034,720	Countrywide Home Loans	3,991,248
	Series 2007-17 Class 3A1
	6.750% August 1, 2037
450,000	Credit Suisse First Boston Mortgage Securities Corp	451,166
	Series 2005-C6 Class A2FX
	5.207% December 15, 2040
914,536	Washington Mutual Mortgage Pass Thru Certificates ‡	911,614
	Series 2003-AR5 Class A6
	4.140% June 25, 2033
1,278,213	Wells Fargo Mortgage Backed Securities Trust	1,282,608
	Series 2003-18 Class A1
	5.500% December 25, 2033
		$6,636,636

TOTAL BONDS — 98.30%		$193,035,926
(Cost $191,630,846)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

3,334,000	Federal Home Loan Bank	3,333,708
	3.190% January 2, 2008

TOTAL SHORT -TERM INVESTMENTS — 1.70% (Cost $3,333,708)		$3,333,708

TOTAL MAXIM FEDERATED BOND PORTFOLIO — 100% (Cost $194,964,554)		$196,369,634

Legend

# Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.

** Security is an agency note with maturity date and interest rate indicated.

‡ Represents the current interest rate for variable rate security.

† Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of December 31, 2007.

REIT - Real Estate Investment Trust

^^ A portion or all of the security is on loan at December 31, 2007. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Citigroup Inc, 5.00%, to be repurchased on 01/02/08, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $25,994,610.

For Fund compliance purposes, management classifies the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Financial Statements.

Summary of Investments by Moody's Rating

Maxim Federated Bond Portfolio
December 31, 2007
Unaudited

		% of Portfolio
Moody's Rating	Value ($)	Investments
Aaa	140,215,086	71.41%
Aa	9,221,429	4.70%
A	17,856,038	9.09%
Baa	18,638,376	9.49%
Ba	3,052,437	1.55%
B	5,209,364	2.65%
C	2,142,748	1.09%
NR	34,156	0.02%
	$ 196,369,634	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Federated Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2007 to December 31, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2007)	(12/31/2007)	(6/30/07-12/31/07)

Actual	$ 1,000.00	$ 1,053.05	$ 3.62

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,021.68	$ 3.57

*Expenses are equal to the Portfolio's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail Klapper (64)	Director	December 14, 2007 to present	Attorney, Klapper Law Firm	31
Richard P. Koeppe (76)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (68)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

*William T. McCallum (65)	Director, Chairman and President	June 1, 2000 to present

Chairman, First Great-West Life & Annuity Insurance Company. Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (52)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations for The Canada Life Assurance Company, and the United States Operations for Crown Life Insurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (61)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial Inc., the United States Operations of The Great-West Life Assurance Company, the United States Operations of The Canada Life Assurance Company and the United States Operations of Crown Life Insurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.
*Beverly A. Byrne (52)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Chief Legal Officer and Secretary, FASCore, LLC; Vice President, Counsel and Secretary, National Plan Coordinators of Delaware, Inc.; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., One Orchard Equities, Inc. and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Richard P. Koeppe	$64,000	0	0	$64,000
Sanford Zisman	$64,000	0	0	$64,000

** As of December 31, 2007, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.           PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $278,850 for fiscal year 2006 and $296,425 for fiscal year 2007.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2006 and $37,500 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $147,360 for fiscal year 2006 and $128,905 for fiscal year 2007. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other

_________________________

1  No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides

_________________________

2  With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3  For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4  No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

ongoing services to the registrant for fiscal year 2006 equaled $436,000, and for fiscal year 2007 equaled $640,700.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Ms. Gail Klapper comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 20, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 20, 2008